As filed with the Securities and Exchange Commission on April 1, 2013
1933 Act Registration Number – 333-186059
1940 Act Registration Number – 811-22794

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
Pre-Effective Amendment No. 1
Post-Effective Amendment No. ___
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
Amendment No. 1

Endurance Series Trust
(Exact Name of Registrant as Specified in Charter)

100 South Ashley Drive, Suite 895
Tampa, Florida 33602
(Address of Principal Office)

Registrant’s Telephone Number, including Area Code:  813-282-7870

Derek Pilecki
100 South Ashley Drive, Suite 895
Tampa, Florida 33602
(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

Approximate Date of Proposed Public Offering:  As soon as practical after the effective date of this registration statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

Institutional Shares – (GFFIX)
Investor Shares – (GFFAX)

GATOR FOCUS FUND

A series of the
Endurance Series Trust (the “Trust”)

INSTITUTIONAL SHARES
INVESTOR SHARES

PROSPECTUS
APRIL 1, 2013

The information in this prospectus (the “Prospectus”) is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

The Securities and Exchange Commission has not approved or disapproved the securities being offered by this Prospectus or determined whether this Prospectus is accurate and complete.  Any representation to the contrary is a criminal offense.

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SUMMARY

Investment Objective.  The investment objective of the Gator Focus Fund (“Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees.  (Fees paid directly from your investment)

	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	1.00%	1.00%

Annual Fund Operating Expenses.  (Expenses that you pay each year as a % of the value of your investment)

	Institutional Shares	Investor Shares
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses	1.10%	1.10%
Acquired Fund Fees and Expenses 1	0.01%	0.01%
Total Annual Fund Operating Expenses 1	2.11%	2.36%
Fee Waiver and/or Expense Reimbursement 2	(0.61)%	(0.61)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement1,2	1.50%	1.75%

1	Because the Fund is new, “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

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The Fund’s investment adviser, Gator Capital Management, LLC (the “Adviser”), has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.49%.  Any waiver or reduction of fees or expenses by the Adviser under this agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver or reduction occurred, if the Fund is able to make the payment without exceeding the 1.49% expense limitation.  The contractual agreement cannot be terminated prior to July 31, 2014 without the Trust’s Board of Trustees’ approval.

Expense Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until July 31, 2014.  Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Period Invested	1 Year	3 Years
Institutional Shares	$154	$620
Investor Shares	$180	$701

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund.  The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization (“small-cap”) companies.  The Fund considers a small-cap company to be one that has market capitalization of less than $3 billion.  Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of small-cap companies.  The Fund also may invest in equity securities of mid-capitalization (“mid-cap”) companies.  The Fund considers a mid-cap company to be one that has market capitalization of between $3 billion and $10 billion.

The Fund’s equity investments will be primarily in common stock; however, the Fund may also make other equity investments, such as purchases of preferred stock and securities convertible into common stock.

In selecting investments for the Fund, the Adviser primarily uses a value-focused investment philosophy derived from the Adviser’s view that the price of a company’s common stock represents, over time, the value of the company’s underlying business (often referred to as a company’s “intrinsic value”).  The Adviser seeks to purchase securities of companies with high-quality underlying businesses with attributes including, but not limited to, one or more of the following factors:

•	strong competitive positioning within its industry or market;

•	business models with demonstrated or potentially high margins;

•	financial history or projections showing potential high returns on equity;

•	strong balance sheets; and

•	management with a history of or prospects for successful running of the business.

Using the foregoing and other factors, the Adviser seeks to determine companies’ intrinsic values, and then purchases securities that the Adviser believes are trading at a discount to that intrinsic value.  The Adviser generally seeks to sell securities when the price of the securities significantly exceeds the Adviser’s calculation of intrinsic value of the underlying business.  The Adviser may also sell securities when a company’s business story or fundamentals have materially changed, or the Adviser believes a more attractive investment alternative is available.

Non-Diversified Fund.  The Fund is a “non-diversified” investment company.  Many mutual funds elect to be “diversified” funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time.  A non-diversified fund is not subject to this limitation, and so it may hold a relatively small number of securities in its portfolio.

Principal Risks of Investing in the Fund.  An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  You may lose money by investing in the Fund.

The following is a summary description of certain risks of investing in the Fund.

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Portfolio Management Risk.  The strategies used and securities selected by the Fund’s Adviser may fail to produce the intended result and the Fund may not achieve its objective.  The securities selected for the Fund may not perform as well as other securities that were consistent with the Fund’s investment strategy, but were not selected for the Fund.  As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•
Market Risk.  Securities markets are volatile and prices of all securities may decline when markets decline generally.  Accordingly, the price of and the income generated by the Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

•
Sector and Regulatory Risk.  While the Fund does not concentrate in any industry or group of industries, the Fund may make significant investments in one or more industry sectors, subjecting it to risks greater than risks applicable to the market generally.  Weaknesses or declines in the prospects for any industry sectors in which the Fund has significant investments may adversely affect the prices of these securities, thereby adversely affecting the net asset value of the Fund.  In addition, to the extent the Fund has significant holdings in a particular regulated industry, regulatory changes affecting that industry may have an adverse impact on the prices of securities of companies in that industry, thereby adversely affecting the net asset value of the Fund.

•
Company Risk.  Equity securities can fluctuate in price based upon many different factors, including among others, changes in the company’s financial condition or prospects, or changes in market or economic conditions affecting a company’s industry generally.  Equity security prices also fluctuate based on investors’ perceptions of a security’s value, regardless of the accuracy of those perceptions.

•
Small and Mid-Cap Securities Risk.  Investing in the securities of small and mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that small and mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general.  In addition, the market for small and mid-cap securities may be more limited than the market for larger companies..

•
Risks related to Other Equity Securities.  In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stock and convertible securities.  Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised.  As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

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•
Management Style Risk.  The performance of the Fund will decline and may be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style (generally, value-oriented small-cap equity) is out-of-favor in the market.  Since different types of equity securities (e.g., large-cap, mid-cap, small-cap) tend to shift into and out of favor with investors depending on market and economic conditions, the performance of the Fund may also be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style is out-of-favor.

•
Non-Diversified Fund Risk.  In general, a non-diversified mutual fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than diversified mutual funds.  Accordingly, a non-diversified mutual fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

•
New Portfolio Manager Risk.  Although the Adviser’s portfolio manager, Derek Pilecki, has managed private investment vehicles for the Adviser in the past, he does not have previous experience managing a mutual fund, which may limit the Adviser’s effectiveness.

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New Fund Risk.  The Fund was formed in 2013, and the Adviser has not previously managed an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Performance.  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus and will show changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with those of a broad measure of market performance.  Past performance is not necessarily an indication of how the Fund will perform in the future.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling 855-270-2678.

Management.  Gator Capital Management, LLC is the investment adviser for the Fund.  Derek Pilecki is the President and Chief Investment Officer of the Adviser and has also been the portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares.  The Fund’s minimum investment is as follows:

Institutional Shares	Investor Shares
$100,000 minimum initial investment ($5,000 for IRA accounts) and minimum subsequent investment is $2,000 ($1,000 if participating in the automatic investment plan).	$5,000 minimum initial investment ($1,000 for IRA accounts) and minimum subsequent investment is $1,000 ($500 if participating in the automatic investment plan).

You may generally purchase, redeem or exchange shares of the Fund on any business day the New York Stock Exchange is open, as follows:

•
Through the Fund by mail or bank wire.  Mail requests should be sent to Gator Focus Fund (specify either Institutional or Investor shares) c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147-4031.  For bank wire orders, please call the Fund at 855-270-2678 for instructions.

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•	Through authorized Broker-Dealers and Financial Intermediaries. Please contact your broker-dealer or financial intermediary for information.

If your account was opened through the Fund, redemption and exchange requests may be made by telephone by calling the Fund at 855-270-2678.

If you have questions about purchasing, redeeming or exchanging shares of the Fund please call the Fund at the number referenced above.

Tax Information.  The Fund’s distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

MORE ABOUT THE FUND’S INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVE

The investment objective of the Gator Focus Fund is to seek long-term capital appreciation.  The Fund’s investment objective may be changed without shareholder approval; however, the Fund will provide 30 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of small-cap companies.  The Fund considers a small-cap company to be one that has market capitalization of less than $3 billion.  Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of small-cap companies.  The Fund also may invest in equity securities of mid-cap companies.  The Fund considers a mid-cap company to be one that has market capitalization of between $3 billion and $10 billion.

The Fund’s equity investments will be primarily in common stock; however, the Fund may also make other equity investments, such as purchases of preferred stock and securities convertible into common stock.

In selecting investments for the Fund, the Adviser primarily uses a value-focused investment philosophy derived from the Adviser’s view that the price of a company’s common stock represents, over time, the value of the company’s underlying business (often referred to as a company’s “intrinsic value”).  The Adviser seeks to purchase securities of companies with high-quality underlying businesses with attributes including, but not limited to, one or more of the following factors:

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•	strong competitive positioning within its industry or market;

•	business models with demonstrated or potentially high margins;

•	financial history or projections showing potential high returns on equity;

•	strong balance sheets; and

•	management with a history of or prospects for successful running of the business.

Using the foregoing and other factors, the Adviser seeks to determine companies’ intrinsic values, and then purchases securities that the Adviser believes are trading at a discount to that intrinsic value.  The Adviser generally seeks to sell securities when the price of the securities significantly exceeds the Adviser’s calculation of intrinsic value of the underlying business.  The Adviser may also sell securities when a company’s business story or fundamentals have materially changed, or the Adviser believes a more attractive investment alternative is available.

Non-Diversified Fund.  The Fund is a “non-diversified” investment company.  Many mutual funds elect to be “diversified” funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time.  A non-diversified fund is not subject to this limitation, and so it may hold a relatively small number of securities in its portfolio.  Even a non-diversified fund has to have some diversification for tax purposes.  In order to deduct dividends distributed to shareholders under the tax code, mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund’s total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).  As a non-diversified investment company, the Fund may hold a small number of equity securities, but in no event fewer than 12, which is the minimum number of companies in which a non-diversified investment company regulated under the 1940 Act may invest if it intends to qualify as a regulated investment company under the tax code.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.

Portfolio Management Risk.  The strategies used and securities selected by the Fund’s Adviser may fail to produce the intended result and the Fund may not achieve its objective.  The securities selected for the Fund may not perform as well as other securities that were consistent with the Fund’s investment strategy, but were not selected for the Fund.  As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

Market Risk.  Securities markets are volatile and prices of all securities may decline when markets decline generally.  Accordingly, the price of and the income generated by the Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

Sector and Regulatory Risk.  While the Fund does not concentrate in any industry or group of industries, the Fund may make significant investments in one or more industry sectors, subjecting it to risks greater than risks applicable to the market generally.  Weaknesses or declines in the prospects for any industry sectors in which the Fund has significant investments may adversely affect the prices of these securities, thereby adversely affecting the net asset value of the Fund.  In addition, to the extent the Fund has significant holdings in a particular regulated industry, regulatory changes affecting that industry may have an adverse impact on the prices of securities of companies in that industry, thereby adversely affecting the net asset value of the Fund.

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Company Risk.  Equity securities can fluctuate in price based upon many different factors, including among others, changes in the company’s financial condition or prospects, or changes in market or economic conditions affecting a company’s industry generally.  Equity security prices also fluctuate based on investors’ perceptions of a security’s value, regardless of the accuracy of those perceptions.

Small and Mid-Cap Securities.  Investing in the securities of small and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of small and mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general.  Because small and mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Another risk factor is that small and mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth.  Additionally, small and mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.  Small and mid-cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership.  These factors affect the Adviser’s access to information about the companies and the stability of the markets for the companies’ securities.  Small and mid-cap companies may be more vulnerable than larger companies to adverse business or economic developments.  If the companies do not succeed, the prices of the companies’ shares could dramatically decline in value.  Therefore, an investment in the Fund may involve a substantially greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.  The Adviser’s ability to choose suitable investments also has a significant impact on the ability of the Fund to achieve its investment objective.

Risks related to Other Equity Securities.  In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stock and convertible securities.  Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised.  As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

Management Style Risk.  The performance of the Fund will decline and may be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style (generally, value-oriented small-cap equity) is out-of-favor in the market.  Since different types of equity securities (e.g., large-cap, mid-cap, small-cap) tend to shift into and out of favor with investors depending on market and economic conditions, the performance of the Fund may also be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style is out-of-favor.

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Non-Diversified Fund Risk.  In general, a non-diversified mutual fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than diversified mutual funds.  Accordingly, a non-diversified mutual fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

New Portfolio Manager Risk.  Although the Adviser’s portfolio manager, Derek Pilecki, has managed private investment vehicles for the Adviser in the past, he does not have previous experience managing a mutual fund, which may limit the Adviser’s effectiveness.

New Fund Risk.  The Fund was formed in 2013, and the Adviser has not previously managed an investment company registered under the 1940 Act.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

TEMPORARY DEFENSIVE POSITIONS

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Adviser may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund’s investment restrictions, shares of other investment companies.  Under such circumstances, the Adviser may invest up to 100% of the Fund’s assets in these investments.  Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund’s expenses and the expenses relating to those other investment companies with respect to the Fund’s assets invested in such investment companies.  To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective.  Under normal circumstances, however, the Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

ADDITIONAL INFORMATION

An investment in the Fund should not be considered a complete investment program.  Whether the Fund is an appropriate investment for an investor will depend largely on his/her financial resources and individual investment goals and objectives.  Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a short period of time.

MANAGEMENT OF THE FUND

THE INVESTMENT ADVISER

The Fund’s investment adviser is Gator Capital Management, LLC, 100 South Ashley Drive, Suite 895, Tampa, Florida 33602.  The Adviser serves in that capacity pursuant to an advisory contract with the Trust on behalf of the Fund.  Subject to the authority of the Board of Trustees of the Trust (“Trustees”), the Adviser provides guidance and policy direction in connection with its daily management of the Fund’s assets.  The Adviser manages the investment and reinvestment of the Fund’s assets.  The Adviser is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

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The Adviser, organized as a Delaware limited liability company in 2008, is controlled by its President, Chief Investment Officer and sole member, Derek Pilecki.  Mr. Pilecki has been affiliated with the Adviser since its inception in 2008.  Mr. Pilecki is also Co-CEO and Managing Member of Endurance Fund Services, LLC, the administrator for the Fund (the “Administrator”).

Under the Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser, the Fund pays the Adviser a monthly fee based on an annualized rate of 1.00% of the average daily net asset value of the Fund.  The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” as indicated in the fee table above.  While the Adviser has no obligation to continue the waiver past the current term, it is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Adviser and the Trustees.

A discussion regarding the basis of the Board of Trustees’ approval of the investment advisory contract between the Fund and the Adviser will be available in the Fund’s first annual or semi-annual report to shareholders.

PORTFOLIO MANAGER

Mr. Pilecki is responsible for the day-to-day management of the Fund’s portfolio (“Portfolio Manager”).  In 2008, Derek Pilecki founded Gator Capital Management, LLC.  At Gator, Mr. Pilecki has the ultimate responsibility for all investment decisions.

From 2002 through 2008, Derek was a member of the Goldman Sachs Asset Management (“GSAM”) Growth Equity Team.  While at GSAM, Derek was the co-Chair of the Investment Committee for the Growth Team and was a Portfolio Manager.  He was also a member of the portfolio management team responsible for the Goldman Sachs Capital Growth Fund, and provided primary coverage of the Financials for the Growth Team.

Prior to GSAM, Derek was an Analyst at Clover Capital Management in Rochester, NY and Burridge Growth Partners in Chicago, IL and covered the Financials sector at both firms.  Before entering graduate school, Derek worked at Fannie Mae providing interest rate risk analysis for the company’s mortgage investment portfolio.

Derek holds an MBA with honors in Finance and Accounting from the University of Chicago and a BA in Economics from Duke University.

The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of securities in the Fund.

ADDITIONAL INFORMATION ON EXPENSES

Other Expenses.  In addition to the management fees and Rule 12b-1 fees for the Investor Shares of the Fund, the Fund pays all expenses not assumed by the Fund’s Adviser, including, without limitation: the fees and expenses of its administrator, custodian, transfer agent, independent registered public accounting firm, and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; interest on borrowing by the Fund, if any; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.  If there is more than one series of the Trust, then all general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

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SHAREHOLDER INFORMATION

PURCHASE AND REDEMPTION PRICE

Determining the Fund’s Net Asset Value.  The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received, subject to the order being accepted by the Fund in good form.  An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount.  The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund.  The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier.  The Fund does not calculate net asset value on days when the NYSE is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  The Fund normally uses third party pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation; or (iv) the validity of a market quotation received is questionable.  Pursuant to policies adopted by the Trustees, the Adviser consults with the Administrator on a regular basis regarding the need for fair value pricing.  The Adviser is responsible for notifying the Trustees (or the Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security.  The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures, and may differ substantially from the price at which the security may ultimately be traded or sold.  If the fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security were priced using the Fund’s normal pricing procedures.  The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures.  To the extent the Fund invests in other open-end investment companies that are registered under the 1940 Act, the Fund’s net asset value calculations are based upon the net asset value reported by such registered open-end investment companies, and the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using such fair value pricing.  The Trustees monitor and evaluate the Fund’s use of fair value pricing, and periodically review the results of any fair valuation under the Fund’s policies.

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PURCHASE OPTIONS

The Fund offers two different classes of shares through this Prospectus.  Fund shares may be purchased by any account managed by the Adviser and any other institutional investor or broker-dealer authorized to sell shares of the Fund.  The share classes available to an investor may vary depending on how the investor wishes to purchase shares of the Fund.  The following is a summary of each share class.

Institutional Shares

•	No front-end sales charge.
•	No contingent deferred sales charge.
•	No distribution and service plan (Rule 12b-1) fees.
•	$100,000 ($5,000 for IRA accounts) minimum initial investment.
•	$2,000 minimum additional investment ($1,000 if participating in the automatic investment plan).
•	No conversion feature.

Investor Shares

•	No front-end sales charge.
•	No contingent deferred sales charge.
•	Distribution and service plan (Rule 12b-1) fees of 0.25%.
•	$5,000 ($1,000 for IRA accounts) minimum initial investment.
•	$1,000 minimum additional investment ($500 if participating in the automatic investment plan).
•	No conversion feature.

When you purchase shares of the Fund, you must choose a share class.  If none is chosen, your investment will be made in the Investor Shares.

INSTITUTIONAL SHARES

Institutional Shares are sold and redeemed at net asset value.  Shares may be purchased by any account managed by the Adviser and any other institutional investor or any broker-dealer authorized to sell shares in the Fund.  The minimum initial investment is $100,000 ($5,000 for IRA accounts) and the minimum additional investment is $2,000 ($1,000 for those participating in the automatic investment plan).  The Fund may, in the Adviser’s sole discretion, accept certain accounts with less than the minimum investment.

INVESTOR SHARES

Investor Shares are sold and redeemed at net asset value.  Shares may be purchased by any account managed by the Adviser and any broker-dealer authorized to sell Fund shares.

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The minimum initial investment is $5,000 ($1,000 for IRA accounts).  The minimum additional investment is $1,000 ($500 for those participating in the automatic investment plan).  The Fund may, in the Adviser’s sole discretion, waive such minimum investment amounts.

Distribution of the Fund’s Shares

For the Investor Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act.  Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Investor Shares (this compensation is commonly referred to as “12b-1 fees”).  Because the 12b-1 fees are paid out of the Fund’s assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of fees such as sales loads.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Investor Shares for activities primarily intended to result in the sale of those shares, including reimbursing entities for providing distribution and shareholder servicing with respect to the Fund’s Investor Shares.  Such expenditures, paid as service fees to any person who sells Investor Shares, may not exceed 0.25% of the Investor Shares’ average annual net asset value.

The Distribution Plan is known as a “compensation” plan because payments are made for services rendered to the Fund with respect to Investor Shares regardless of the level of expenditures made by the Distributor.  The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and concerning their annual consideration of the Distribution Plan’s renewal.  The Distributor has indicated that it expects its expenditures to include, without limitation:  (i) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports with respect to the Investor Shares of the Fund; (ii) the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to the Investor Shares of the Fund; (iii) holding seminars and sales meetings designed to promote the distribution of the Fund’s Investor Shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of the Fund’s investment objectives and policies and other information about the Fund; (v) training sales personnel regarding the Investor Shares of the Fund; and (vi) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Shares.  The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Shares.

Other Matters.  Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund.

PURCHASING SHARES

You may make purchases directly from the Fund by mail or bank wire.  The Fund has also authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund.  Orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, receives the order, subject to the order being accepted by the Funds in good form.  The orders will be priced at the Fund’s net asset value next computed after the orders are received by the authorized broker or broker-authorized designee.  Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

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The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; or (ii) suspend its offering of shares at any time.

Regular Mail Orders.  Payment for shares must be made by check from a U.S. financial institution and payable in U.S. dollars.  Cash, money orders, and traveler’s checks will not be accepted by the Fund.  If checks are returned due to insufficient funds or other reasons, your purchase will be canceled.  You will also be responsible for any losses or expenses incurred by the Fund and the Administrator.  The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss.  For regular mail orders, please complete a Fund Shares Application (of copy of which may be obtained by calling 855-270-2678) and mail it, along with your check made payable to the “Gator Focus Fund,” to:

Gator Focus Fund
Institutional Shares or Investor Shares (please specify)
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH  44147-4031

The application must contain your Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”).  If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN.  Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service (“IRS”) requirements regarding the SSN or TIN are met and we have not been notified by the IRS that the particular U.S. investor is subject to back-up withholding.

Bank Wire Orders.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call the Fund at 855-270-2678 for instructions.

Subsequent Investments.  You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price.  The minimum subsequent investment for each class of shares of the Fund is set forth above.  Before adding funds by bank wire, please call the Fund at 855-270-2678 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.  Mail orders should identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($500 minimum), which will be automatically invested in shares at the public offering price on or about the 20th day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Stock Certificates.  The Fund normally does not issue stock certificates.  Evidence of ownership of shares is provided through entry in the Fund’s share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Fund will ask for the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Fund may also ask to see the investor’s driver’s license or other identifying documents.  An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information.  If after opening the investor’s account the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor.  If the Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with the Fund’s next net asset value calculated after the investor’s account is closed.  In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment.  The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.

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REDEEMING YOUR SHARES

Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:

Gator Focus Fund
Institutional Shares or Investor Shares (please specify)
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH  44147-4031

Regular mail redemption requests should include the following:

(1)
Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see “Signature Guarantees” below); and
(3)	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request.  The Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  For all redemptions, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Systematic Withdrawal Plan.  A shareholder who owns shares of the Fund valued at $250,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $1,000.  Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash.  Call or write the Fund for an application form.

Small Accounts.  The Trustees reserve the right to redeem involuntarily any account having a balance of less than $250,000 for the Institutional Shares or $1,000 for the Investor Shares (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days’ prior written notice.  If the shareholder brings his account balance up to the applicable minimum for the share class during the notice period, the account will not be redeemed.  Redemptions from retirement plans may be subject to federal income tax withholding.

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Signature Guarantees.  To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind.  The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.

Miscellaneous.  All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tender.  The Fund reserves the right to suspend any redemption request involving recently purchased shares until the check for the recently purchased shares has cleared.  The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists.  Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders.

PURCHASING OR REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may purchase or redeem shares of the Fund through an authorized financial intermediary (such as a financial planner or advisor).  To purchase or redeem shares based upon the net asset value of any given day, your financial intermediary must receive your order before the close of regular trading on the NYSE that day.  Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation, and money to the Fund on time.  Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries may have agreements with the Fund that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers.  Under this arrangement, the financial intermediary must send your payment to the Fund by the time the Fund prices its shares on the following business day.

The Fund is not responsible for ensuring that a financial intermediary carries out its obligations.  You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

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FREQUENT PURCHASES AND REDEMPTIONS

The Fund discourages and does not accommodate frequent purchases and redemptions of Fund shares (commonly known as market timing).  Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.  The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.  This policy applies to all Fund shareholders.  While the Fund attempts to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day.  That is, purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

The Fund’s other principal means of deterring frequent trading is through charging a redemption fee.  Shareholders that redeem shares within 60 days from the date of purchase will be assessed a redemption fee of 1.00% of the amount redeemed.  The Fund uses a “first in, first out” method for calculating the redemption fee.  This means that shares held the longest will be redeemed first, and shares held the shortest time will be redeemed last.  Systematic withdrawal and/or contribution programs, mandatory retirement distributions, involuntary redemptions of small accounts by the Fund, and transactions initiated by a retirement plan sponsor or participant are not subject to the redemption fee.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact, and other costs that may be associated with short-term money movement in and out of the Fund.  Due to operational considerations, certain brokerage firms and intermediaries may not impose a redemption fee.  You should contact your brokerage firm or intermediary for more information on whether the redemption fee will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.  If there is a material change to the Fund’s redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.

OTHER IMPORTANT INFORMATION

Distributions

The Fund distributes its net investment income and net realized long and short-term capital gains to its shareholders at least annually, usually in December. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares (or fractions thereof) of the respective Fund.

Federal Taxes

The following information is meant as a general summary for U.S. taxpayers.  Additional information appears in the SAI.  Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences of investing in a Fund.

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Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares.  Although a Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash.  If they do not make such an election, these dividends will automatically be reinvested in additional Fund shares.

Shareholders should consult with their own tax advisers to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.  Shareholders should also note that distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Taxability of Distributions (2013 rates; future tax rates may be higher)
The table to the right can provide a guide for your potential tax liability when selling shares of the Fund (unless you are a corporation).	Type of distribution	Current Tax rate for 15% bracket	Current Tax rate for 25% bracket or above and taxable income below $400,000 ($450,000 married)	Current Tax rate for 25% bracket or above and taxable income above $400,000 ($450,000 married)
	Income dividends	Long Term Capital Gains Rate	Long Term Capital Gains Rate	Long Term Capital Gains Rate
“Short-term capital gains” applies to fund shares sold up to 12 months after buying them.	Short-term capital gains	Ordinary Income Rate	Ordinary Income Rate	Ordinary Income Rate
“Long-term capital gains” applies to shares held for more than 12 months.	Long-term capital gains	0%	15%	20%

Financial Highlights

Because the Funds recently commenced operations, there are no financial highlights available at this time.

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An SAI about the Fund has been filed with the Securities and Exchange Commission.  The SAI (which is incorporated in its entirety by reference in this Prospectus) contains additional information about the Fund.

To request a free copy of the SAI or other information about the Fund, or to make inquiries about the Fund, write the Fund at Gator Focus Fund c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147-4031 or call the Fund at 855-270-2678.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s public reference room in Washington, D.C.  Information about the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number: 811-22794

STATEMENT OF ADDITIONAL INFORMATION

Gator Focus Fund – (GFFIX) (Institutional Shares), (GFFAX) (Investor Shares)

A series of the
ENDURANCE SERIES TRUST

April 1, 2013

The Gator Focus Fund (the “Fund”) is a series of the Endurance Series Trust (the “Trust”) and is a non-diversified, open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) as required by the Investment Company Act of 1940, as amended (the “1940 Act”).

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the prospectus for the Fund dated April 1, 2013, as the same may be amended from time to time, which incorporates this SAI by reference in its entirety (the “Prospectus”).  Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein.  Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

Copies of the Prospectus may be obtained, without charge, by calling the Fund at 855-270-2678 or writing to the Fund at 100 South Ashley Drive, Suite 895, Tampa, Florida 33602.

ENDURANCE SERIES TRUST

TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RISKS	3
General Investment Risks	3
Equity Securities	3
Other Investment Companies	3
ETFs	4
Convertible Securities	4
Investments in Companies with Business Related to Commodities	4
Real Estate Securities	5
Foreign Securities	5
Short Sales of Securities	5
Lending of Portfolio Securities	6
Fixed Income Securities	6
Fixed Income ETFs	7
Money Market Instruments	7
U.S. Government Securities	7
Repurchase Agreements	8
Reverse Repurchase Agreements	8
Forward Commitment & When-Issued Securities	8
Derivative Instruments	8
Temporary Defensive Positions	12
Lack of Diversification	12
Illiquid Securities	13
INVESTMENT RESTRICTIONS	13
Fundamental Restrictions	13
Non-Fundamental Restrictions	14
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION	14
Brokerage Selection	15
Aggregated Trades	15
Portfolio Turnover	16
PORTFOLIO HOLDINGS DISCLOSURE	16
DESCRIPTION OF THE TRUST	17
BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS	18
Trustees and Officers	18
Board Structure	19
Qualification of Trustees	19
Trustee Standing Committees	20
Beneficial Equity Ownership Information	21
Compensation	21
MANAGEMENT AND ADMINISTRATION	21
Investment Adviser	21
Portfolio Manager	22
Ownership of Fund Shares	22

Conflicts of Interests	22
Distributor	23
Custodian	24
Independent Registered Public Accounting Firm	24
Legal Counsel	24
CODE OF ETHICS	24
PROXY VOTING POLICIES	25
PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES	25
Purchases	25
Redemptions	25
Additional Information	26
NET ASSET VALUE	27
ADDITIONAL TAX INFORMATION	28
ADDITIONAL INFORMATION ON PERFORMANCE	30
Lipper Analytical Services, Inc	32
Morningstar, Inc	32
APPENDIX A – DESCRIPTION OF RATINGS	33
STANDARD & POOR’S® RATINGS SERVICES	33
MOODY’S INVESTOR SERVICE, INC.	34
APPENDIX B – PROXY VOTING POLICIES	37

INVESTMENT OBJECTIVES, POLICIES AND RISKS

The Endurance Series Trust (the “Trust”) was organized on November 29, 2012 as a Delaware statutory trust.  The only current series of shares of the Trust is the Gator Focus Fund, which is an open-end management investment company.  Gator Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Fund.  The Prospectus describes the Fund’s investment objective and principal investment strategies, as well as the principal investment risks of the Fund.  The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Fund but are not principal investment strategies of the Fund.  Attached to the SAI is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for certain securities in which the Fund may invest.

General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund’s investment programs will be successful.  Investors should carefully review the descriptions of the Fund’s investments and their risks described in the Prospectus and this SAI.

Equity Securities.  The Fund’s portfolio may include common stocks traded on domestic securities exchanges or in the over-the-counter market.  In addition to common stocks, the equity portion of the Fund’s portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds.  Prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for many or all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Other Investment Companies.  The Fund may invest in other investment companies, including ETFs.  Under the 1940 Act, a Fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”).  Accordingly, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund (generally permitting the Fund and its affiliates to hold up to 25% of the ETF’s total outstanding stock); and (ii) the ETF and the Fund enter into an agreement to comply with any conditions in such order (an “ETF Agreement”).  Accordingly, the 25% limitation (or, in cases where the Fund has not entered into an ETF Agreement, the 3% limitation) may prevent a Fund from allocating its investments in the manner the Adviser considers optimal.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Fund from allocating its investments in the manner that the Adviser considers optimal, or cause the Adviser to select a similar index or sector-based mutual fund or other investment company (“Other Investment Companies”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) (“Stock Baskets”) as an alternative.  The Fund may also invest in Other Investment Companies or Stock Baskets when the Adviser believes they represent more attractive opportunities than similar ETFs.  The Fund’s investments in Other Investment Companies will be subject to the same 3% Limitation described above.

The 1940 Act also limits, subject to certain exceptions, including those found in Section 12(d)(1)(F) of the 1940 Act (described below), the percentage of the Fund’s assets that can be represented by other investment company’s shares to 5% of the Fund’s assets for any one other investment company or 10% of the Fund’s assets for all other investment companies combined.

Under the 1940 Act, to the extent that the Fund relies upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Fund must either seek instructions from shareholders with regard to the voting of all proxies with respect to the Fund’s investment in such securities (ETFs, Other Investment Companies and other investment companies) and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities.  In the event that there is a vote of ETF, Other Investment Companies or other investment company shares held by the Fund, the Fund intends to vote such shares in the same proportion as the vote of all other holders of such securities.

Exchange Traded Funds.  The Fund may invest in ETFs and cash or cash equivalent positions.  The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to the accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of the ETF’s total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF.  Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Adviser believes that, in the event of the termination of an underlying ETF, the Fund will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

While ETFs are generally bought and sold on an exchange, an investment in an ETF is also subject to many risks generally applicable to conventional registered investment company (i.e., one that is not exchange traded), including risks associated with the underlying index and investment strategy that the ETF follows, and risks related to the investment adviser’s success in managing the ETF.  In addition, the Fund’s investments in ETFs are subject to risks of duplicate costs, since the ETFs have costs and expenses that are passed on to the ETFs’ investors (including the Fund).  ETFs are also subject to the following risks that generally do not apply to conventional investment companies:  (i) the market price of the ETF’s shares may trade at a discount to the ETF’s net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the net asset value of the Fund; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) an ETF’s investment strategy may involve leveraging, which increases the impact that a decrease in the market value of the underlying securities of the ETF will have on the ETF’s net asset value; (iv) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (v) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock.  Finally, as discussed above, there are legal limitations and other conditions imposed by SEC rules on an investment company’s acquisition of the shares of ETFs that may limit the amount of an ETF’s shares that the Fund may purchase.

Convertible Securities.  The Fund may buy securities convertible into common stock if, for example, the Adviser believes that a company’s convertible securities are undervalued in the market.  Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks, and warrants.  A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time.  Warrants do not represent ownership of the underlying securities, but only the right to buy the securities.  The prices of warrants do not necessarily move parallel to the prices of underlying securities.  Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them.

Investments in Companies with Business Related to Commodities.  The Fund may from time to time invest in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities.  For example, the Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold or silver) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities).  Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks.  For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the valve of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities.  Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

Real Estate Securities.  The Fund will not invest in real estate (including mortgage loans and limited partnership interests) but may invest in readily marketable securities issued by companies that invest in real estate or interests therein.  The Fund may also invest in readily marketable interests in real estate investment trusts (“REITs”).  REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity.  Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes in interest rates.

Foreign Securities.  The Fund may invest in securities issued by foreign governments or foreign corporations, either directly or through derivative transactions (e.g., foreign currency futures).  Foreign securities, in addition to securities issued by U.S. entities with substantial foreign operations, involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Issuers of foreign securities are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies.  Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies.  Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S.  Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions.  Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held).  Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.  There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S.  It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities.  In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Short Sales of Securities.  The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security.  To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs.  The Fund then sells the borrowed security to a buyer in the market.  The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender.  Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan.  In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.  When a Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on its books and/or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily.  To the extent the market price of the security sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, the Fund may make short sales “against the box” i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding.  The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Lending of Portfolio Securities.  In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of the Fund’s assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Board.  In determining whether a Fund will lend securities, the Adviser will consider all relevant facts and circumstances.  The Fund may not lend securities to any company affiliated with the Adviser.  Each loan of securities will be collateralized by cash, securities or letters of credit.  The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain cash or cash equivalent collateral with the Fund, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned.  While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Adviser may invest the cash collateral to earn additional income for the Fund.  Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit.  It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.  Loans are subject to termination at the option of the Fund or the borrower at any time.  The Fund shall retain all voting rights with respect to the loaned securities, and the Fund will call securities subject to a securities loan to vote proxies in the event a material matter comes up for vote, pursuant to the Fund’s fiduciary obligations.  The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Fixed Income Securities.  The Fund may invest in fixed income investments that include corporate, municipal or other government debt securities.  Corporate and municipal debt obligations purchased by the Fund may be any credit quality, maturity or yield.  Accordingly, the Fund’s debt securities may include “investment grade” securities (those rated at least Baa by Moody’s Investors Service, Inc. (“Moody’s”), BBB by Standard & Poor’s Ratings Services (“S&P”) or Fitch Investors Service, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Adviser’s opinion.  In addition, the Fund’s debt securities may include lower-rated debt securities including, without limitation, junk bonds.  Debt obligations rated Baa by Moody’s or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal.  Debt obligations rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal.  Descriptions of the quality ratings of Moody’s, S&P or Fitch are contained in this SAI.  While the Adviser utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

Other risks associated with fixed income securities, without limitation, are as follows:

Credit Risk.  Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a transaction involving one or more securities held by the Fund will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations.  If the issuer, guarantor, or counterparty fails to pay interest, the Fund’s income may be reduced.  If the issuer, guarantor, or counterparty fails to repay principal, the value of that security may be reduced.  Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

Interest Rate Risk.  The price of a bond or a fixed income security is dependent upon interest rates.  Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in bonds or fixed income securities, may vary in response to changes in interest rates.  A rise in interest rates generally causes the value of a bond to decrease, and vice versa.  There is the possibility that the value of the Fund’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise.  The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes.  Changes in interest rates may have a significant effect if the Fund is then holding a significant portion of its assets in fixed income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes.  When interest rates rise, not only can the value of fixed income securities drop, but the yield can also drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages.  In addition, when interest rates drop, the holdings of mortgage-backed securities by the Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at the then lower prevailing rates.  This is known as prepayment risk.  When interest rates rise, the holdings of mortgage-backed securities by the Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated.  This is known as extension risk.

Maturity Risk. Maturity risk is another factor that can affect the value of the Fund’s debt holdings.  In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates.  Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

Fixed Income ETFs.  The Fund may invest in ETFs that track or otherwise replicate the performance of fixed income securities.  The risks associated with an investment of the Fund’s assets in fixed income ETFs include the risks associated with ETFs generally and the risks of investing in fixed income securities generally, each of which are set forth above.

Money Market Instruments.  The Fund may invest in money market instruments including U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by the Fund.  Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”).  Banker’s Acceptances are time drafts drawn on and “accepted” by a bank.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When the Fund acquire a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due.  The Banker’s Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Maturities of Commercial Paper generally range from 2 to 270 days and are usually sold on a discounted basis rather than as an interest-bearing instrument.  The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch, or if not rated, of equivalent quality in the Adviser’s opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations that are redeemable upon demand of the holder and that permit the investment of fluctuating amounts at varying rates of interest.  Master Notes are acquired by the Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof.  The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of each Master Note held by the Fund.

U.S. Government Securities.  The Fund may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration (“FHA”), Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank (“FHLB”), Student Loan Marketing Association (“SLMA”), and the Tennessee Valley Authority.  U.S. government securities may be acquired subject to repurchase agreements.  While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g., GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g., FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g., SLMA, FFCB).  No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law.  The guarantee of the U.S. government does not extend to the yield or value of the Fund’s shares.

Repurchase Agreements.  The Fund may invest in repurchase agreements.  A repurchase agreement is a type of loan that is a short term investment in which the purchaser acquires ownership of a U.S. government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser’s holding period.  In an effort to minimize risk, before entering into repurchase agreements, the Adviser will evaluate the financial status of the proposed counterparty by reviewing such proposed counterparty’s financial information (e.g., publicly available financial statements), and the Fund will generally only enter into repurchase agreements with counterparties that are established financial institutions.  Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value.  There is no limit on the number of repurchase agreements into which the Fund may enter.

Reverse Repurchase Agreements.  The Fund may invest in reverse repurchase agreements, which are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price.  A reverse repurchase agreement may be viewed as a type of borrowing by the Fund.  Reverse repurchase agreements are subject to credit risks.  In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.  In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements.

Forward Commitment & When-Issued Securities.  The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price.  In such purchase transactions, the Fund may not accrue interest on the purchased security until the actual settlement.  Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale.  When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased.  Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Adviser felt such action was appropriate.  In such a case, the Fund could incur a short-term gain or loss.

Derivative Instruments.  The Fund may use a variety of derivative instruments (including both long and short positions) in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio, to add leverage to the portfolio and/or to obtain market exposure with reduced transaction costs.

Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indices and other assets.  Examples of derivatives and information about some types of derivatives and risks associated therewith follows.  The derivatives market is continually evolving and the Fund may invest in derivatives other than those described below.

The value of some derivative instruments in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to utilize these instruments successfully may depend in part upon their ability to forecast interest rates and other economic factors correctly.  If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could suffer losses.  If the Fund incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy, the Fund might have been in a better position if it had not entered into the transaction at all.  Also, suitable derivative transactions may not be available in all circumstances.  The use of derivative strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments.  While some strategies involving derivative instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. The Fund’s use of derivatives may increase or accelerate the amount of ordinary income recognized by shareholders.

Federal legislation has been recently enacted in the U.S. that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market.  While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions.

Options on Securities and Indices. The Fund may, among other things, purchase and sell put and call options on equity, debt or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) System or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue from a dealer.  Among other reasons, the Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase, pending its ability to invest in such securities in an orderly manner.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option.  The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.  (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

If the Fund writes a call (put) option on an underlying security it owns (is short), the option is sometimes referred to as a “covered option.”  When writing a covered option, the Fund is more protected than if the Fund writes an option on a security it does not hold.  If the Fund writes a call (put) option on an underlying security it does not own, the option is sometimes referred to as a “naked option.”  The Fund may write “naked” call options on individual securities or instruments in which it may invest but that are not currently held by the Fund.  When writing “naked” call options, the Fund must deposit and maintain sufficient margin with the broker-dealer through which it wrote the “naked” call option as collateral to ensure that it meets its obligations as the writer of the option.  The Fund is further subject to the segregation requirements described below when it writes “naked” call options.  Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss.  During periods of declining securities prices or when prices are stable, writing “naked” call options can be a profitable strategy to increase the Fund’s income with minimal capital risk.  However, when the price of the security underlying the written option increases, the Fund is exposed to an increased risk of loss, because if the price of the security underlying the option exceeds the option’s exercise price, the Fund will lose the difference.  “Naked” written call options are riskier than covered call options because there is no underlying security held by the Fund that can act as a partial hedge.  “Naked” written call options have speculative characteristics, and the potential for loss is theoretically unlimited.  When a “naked” written call option is exercised, the Fund must purchase the underlying security to meet its delivery obligation or make a payment equal to the value of its obligation in order to close out the option.  There is also a risk, especially with less liquid preferred and debt securities or small capitalization securities, that the securities may not be available for purchase.

A naked put option is a position in which a buyer writes a put option and has no position in the underlying stock.  A naked put option may be used when a Fund expects the underlying stock to be trading above the strike price at the time of expiration.  The Fund will benefit from a naked put option if the underlying stock is trading above the strike price at the time of the expiration of the put option and expires worthless because the Fund will keep the entire premium.  The Fund could lose money if the price of the underlying stock is below the strike price because the put may be exercised against the Fund, causing the fund to buy the stock at the strike price.

If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.  If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.  Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration).  In addition, the Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option that is sold.  There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.  If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss.  The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

While, as mentioned above, the Fund may write naked call or put options, such options will nonetheless be deemed to be “covered” as such term is used in the context of Section 18 of the 1940 Act.  In the case of a call option on a security, a call option is covered for these purposes if the Fund segregates assets determined to be liquid by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) in an amount equal to the contract value of the position (minus any collateral deposited with a broker-dealer), on a mark-to-market basis.  The option is also covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures approved by the Board in such amount are segregated) upon conversion or exchange of other securities held by the Fund.  For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Adviser.  A call option is also covered if the Fund holds a call on the same index or security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser.  A put option on a security or an index is “covered” if the Fund segregates assets determined to be liquid by the Adviser in accordance with procedures approved by the Board equal to the exercise price.  A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser.

OTC Options.  The Fund may also purchase and write over-the-counter (“OTC”) options.  OTC options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.  The Fund may be required to treat as illiquid OTC options purchased and securities being used to cover certain written OTC options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment.  The Fund may also purchase and write dealer options.

Risks Associated with Options on Securities and Indices. There are a number of risks associated with transactions in options on securities, including ETFs, and on indices.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  If the Fund were unable to close out an option that it had purchased on a security or index, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If the Fund were unable to close out a call option that it had written on a security held in its portfolio, it would not be able to sell the underlying security unless the option expired without exercise.  As the writer of a call option on an individual security held in the Fund’s portfolio, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security or index position covering the call option above the sum of the premium and the exercise price of the call but has retained the risk of loss (net of premiums received) should the price of the underlying security or index position decline.  Similarly, as the writer of a call option on a securities index or ETF, the Fund forgoes the opportunity to profit from increases in the index or ETF over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline.

The value of call options written by the Fund will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities and the remaining time to an option’s expiration.  The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid.  The writer of an option generally has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The hours of trading for options may not conform to the hours during which the securities held by the Fund are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.  In addition, the Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded.  An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions that could adversely affect the Fund engaging in options transactions.

If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security or index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security or index is purchased to hedge against price movements in a related security or index, the price of the put or call option may move more or less than the price of the related security or index.  Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position.  Similarly, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.  Except to the extent that a call option on an index or ETF written by the Fund is covered by an option on the same index or ETF purchased by the Fund, movements in the index or ETF may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding (based, in part, on the extent of correlation (if any) between the performance of the index or ETF and the performance of the Fund’s portfolio securities).

Foreign Currency Options.  The Fund may buy or sell put and call options on foreign currencies in various circumstances, including, but not limited to, as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which the Fund’s securities may be denominated or to cross-hedge or in an attempt to increase the total return when the Adviser anticipates that the currency will appreciate or depreciate in value.  In addition, the Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market.  A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires.  A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.  Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using such options.

Option Combinations.  The Fund may combine options transactions, which combinations may be in the form of option spreads or option collars.  Put spreads and collars are designed to protect against a decline in value of a security the Fund owns.  A collar involves the purchase of a put and the simultaneous writing of a call on the same security at a higher strike price.  The put protects the investor from a decline in the price of the security below the put’s strike price.  The call means that the investor will not benefit from increases in the price of the security beyond the call’s strike price.  In a put spread, an investor purchases a put and simultaneously writes a put on the same security at a lower strike price.  This combination protects the investor against a decline in the price down to the lower strike price.  The premium received for writing the call (in the case of a collar) or writing the put (in the case of a put spread) offsets, in whole or in part, the premium paid to purchase the put.

In a call spread, an investor purchases a call and simultaneously sells a call on the same security, with the call sold having a higher strike price than the call purchased.  The purchased call is designed to provide exposure to a potential increase in the value of a security an investor owns.  The premium received for writing the call offsets, in part, the premium paid to purchase the corresponding call, but it also means that the investor will not benefit from increases in the price of the security beyond the sold call’s strike price.

The Fund may write straddles (covered or uncovered) consisting of a combination of a call and a put written on the same underlying security.  A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations.  The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Commodities Exchange Act Compliance.  To the extent the Fund makes investments regulated by the Commodities Futures Trading Commission, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”).  The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5.  Therefore, the Fund will not be subject to registration or regulation as a commodity pool operator under the CEA.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Lack of Diversification.  The Fund is a non-diversified Fund, which means that it has not made an election to be a “diversified” investment company under the 1940 Act.  Many mutual funds elect to be “diversified” funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time.  A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio.  However, even a non-diversified fund has to have some diversification for tax purposes.  Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund’s total assets be invested in cash, U.S. government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies).

Subject to the requirements of the tax code and the Fund’s investment restrictions (see description below under “Investment Restrictions”), the Fund may make significant investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry.  Such a concentration of Fund investments exposes the Fund to additional risks, and greater potential for significant share price fluctuation.  The Fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries, or securities.  Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment.  When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

Illiquid Investments.  The Fund may invest up to 15% of the value of its net assets in securities that are illiquid securities, provided such investments are consistent with the Fund’s investment objectives.  Illiquid securities are securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, certain options traded in the over-the-counter market and securities used to cover such options.  Investment in illiquid securities subjects the Fund to the risk that the Fund will not be able to sell such securities when it is opportune to do so.

INVESTMENT RESTRICTIONS

Fundamental Restrictions.  The Fund has adopted the following “fundamental restrictions,” which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A “majority” for this purpose means the lesser of (i) 67% of the Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

FUNDAMENTAL RESTRICTIONS.  As a matter of fundamental policy, the Fund may not:

(1)	Issue senior securities, except as permitted by Section 18(f)(1) of the 1940 Act;

(2)
Borrow money, except to the extent permitted under Section 18(f)(1) the 1940 Act (including, but not limited to, reverse repurchase agreements and borrowing to meet redemptions).  For purposes of this investment restriction, the entry into options or forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)
Pledge, mortgage or hypothecate its assets, except, with up to one third of its assets, as necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5)
Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of the Fund’s total assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances, corporate loans and repurchase agreements shall not be deemed to be the making of a loan;

(6)
Purchase or sell real estate or interests in real estate directly; provided, however, that the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities);

(7)
Purchase or sell commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices and may purchase interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity; or

(8)
Invest 25% or more of its total assets in securities of issuers in any particular industry.  For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry.

NON-FUNDAMENTAL RESTRICTIONS.  The following investment limitations are not fundamental and may be changed without shareholder approval.  As a matter of non-fundamental policy, the Fund may not:

(1)
Purchase securities on margin; provided, however, that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, may make short sales to the extent permitted by the 1940 Act and may enter into options, forward contracts, futures contracts or indices options on futures contracts or indices;

(2)	Make investments for the purpose of exercising control or management over a portfolio company;

(3)	Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(4)	Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies that invest in or sponsor such programs;

(5)	Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants; or

(6)
Invest more than 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued by the Fund.

The following descriptions of certain issues related to the above policies and restrictions may assist shareholders in understanding these policies and restrictions:

•
With respect to the “fundamental” and “non-fundamental” investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the percentage limitations on borrowing under the Fund’s second fundamental investment restriction and illiquid securities under the Fund’s sixth non-fundamental investment restriction apply at all times.  If through a change in values, net assets, or other circumstances, a Fund is in a position where more than 15% of its net assets are invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

•
Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness.  The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

•
The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets), and the Fund will, to the extent necessary, reduce its existing borrowings (within 3 days, excluding weekends and holidays) to comply with the provisions of the 1940 Act.

•
If the Fund invests in other investment companies that concentrate their investments in a particular industry, the Fund will consider such investment to be issued by a member of the industry in which the other investment company invests.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Subject to the general supervision of the Board, the Adviser manages the operations of the Fund.  The Adviser provides these services in accordance with the terms of the Investment Advisory Agreement by and between the Adviser and the Fund (the “Advisory Agreement”), which is described in detail under “Management and Administration – Investment Adviser.”  Subject to the general supervision of the Board, the Adviser is responsible for, making decisions with respect to, and placing orders for all purchases and sales of portfolio securities for the Fund.  The Adviser shall manage the Fund’s portfolio in accordance with the terms of the Advisory Agreement, which is described in detail under “Management and Administration.”  The Adviser may serve as an investment adviser for a number of client accounts, including the Fund.  Investment decisions for the Fund will be made independently from those made for any other investment companies and accounts advised or managed by the Adviser, if any.

Brokerage Selection.  In selecting brokers to be used in portfolio transactions, the Adviser’s general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Adviser considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Adviser’s past experience with similar trades and other factors that may be unique to a particular order.  Recognizing the value of these judgmental factors, the Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.  The Adviser may not give consideration to sales of shares of the Fund as a factor in selecting brokers to execute portfolio transactions.  The Adviser may, however, place portfolio transactions with brokers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Board that are designed to ensure that the selection is based on the quality of the broker’s execution and not on the broker’s sales efforts.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by the Adviser may include, without limitation:  information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers.  Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases.  In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e., not related to the making of investment decisions).  Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms.  These services may be useful to the Adviser in connection with advisory clients other than the Fund and not all such services may be useful to the Adviser in connection with the Fund.  Although such information may be a useful supplement to the Adviser’s own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Adviser in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Adviser.

The Fund may invest in securities traded in the over-the-counter market.  Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions.  The Fund, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and/or execution are available elsewhere.

Aggregated Trades.  While investment decisions for the Fund are made independently of the Adviser’s other client accounts, the Adviser’s other client accounts may invest in the same securities as the Fund.  To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts managed by the Adviser in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and other accounts, the Adviser may allocate prices and transaction costs pro rata among the Fund and such other accounts, and the Adviser may allocate available securities in a manner that the Adviser believes to be equitable to the Fund and such other accounts.  In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

Portfolio Turnover.  The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making the Fund’s decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

PORTFOLIO HOLDINGS DISCLOSURE

The Board of the Trust has adopted policies to govern the circumstances under which disclosure regarding securities held by the Fund, and disclosure of purchases and sales of such securities, may be made to shareholders of the Trust or other persons.  These policies include the following:

•
Public disclosure regarding the securities held by the Fund (“Portfolio Securities”) is made available for the most recent quarter-end period and only after a 30 calendar day delay from the end of such quarter.

•	Public disclosure regarding the Fund’s Portfolio Securities is made quarterly through the Fund’s Form N-Q and Semi-Annual and Annual Reports (“Official Reports”).

•
Information regarding Portfolio Securities, and other information regarding the investment activities of the Portfolios, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Trust or the Fund, but only if such disclosure has been publicly disclosed or approved in writing by the Chief Compliance Officer of the Trust (the “CCO”).  The CCO will not approve arrangements prior to public disclosure unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in the Fund’s shares.

•
The Trust’s policy relating to disclosure of the Trust’s holdings of Portfolio Securities does not prohibit:  (i) disclosure of information to the Fund’s investment adviser or to other Trust service providers, including but not limited to the Trust’s administrator, distributor, custodian, legal counsel and auditors as identified in the Fund’s Prospectus and SAI, financial printers or to the brokers and dealers through which the Trust purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by the Fund that are made on the same basis to all the Fund’s shareholders.  This information is disclosed to third parties under conditions of confidentiality that include a duty not to trade on non-public information.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships), and (iv) understandings or expectations between the parties that the information will be kept confidential.  Notwithstanding the foregoing, the Fund is subject to the risk that one or more third parties subject to conditions of confidentiality, particularly those third parties not bound by confidentiality clauses in written agreements, will front-run the Fund.

•
The CCO is required to approve any arrangements other than disclosure to service providers under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund, are disclosed to a shareholder or other person before disclosure in the Official Reports.  In making such a determination, the CCO may consider, among other things, the information to be disclosed, the timing of the disclosure, the intended use of the information, whether the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund, and whether the arrangement will adversely affect the Trust, the Fund or its shareholders.  The CCO will not approve such arrangements unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in the Fund’s shares.

•	The CCO shall inform the Board of any special portfolio holdings disclosure arrangements that are approved by the CCO, and the rationale supporting approval.

•
No person (including the Adviser and the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust)), for themselves or on behalf of the Fund, may receive any direct or indirect compensation or other consideration in exchange for the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on November 29, 2012, is an open-end management investment company.  The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the members of the Board (the “Trustees”) to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  The Trust currently offers one series of shares, the Gator Focus Fund, which is offered in two classes of shares:  Institutional Shares and Investor Shares.  The number of shares in the Trust shall be unlimited.  The Trustees may classify and reclassify the shares of the Fund into classes of shares at a future date.  When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular series, the Board shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.  Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that:  (1) any member of the Board may resign or retire and (2) any member of the Board may be removed:  (a) any time by written instrument signed by at least two-thirds of the Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy or an anticipated vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Trust will not hold an annual shareholders’ meeting unless required by law.  There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act.  As set forth in the Trust’s By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a member of the Board.

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund.  This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years.  Those Trustees who are “interested persons” (as defined in the 1940 Act), by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships During Past 5 Years
Independent Trustees
Rhett E. Ingerick 100 South Ashley Drive, Suite 895 Tampa, FL 33602 Age: 38	Trustee	Since Inception	Software Developer, Kforce Inc. (1999-present).	One	None
Bevin E. Newton 100 South Ashley Drive, Suite 895 Tampa, FL 33602 Age: 42	Trustee	Since Inception	Choreographer and Ballet Teacher, Cartersville School of Ballet/Cartersville City Ballet (2004-present).	One	None
Brad W. Olecki 100 South Ashley Drive, Suite 895 Tampa, FL 33602 Age: 34	Trustee	Since Inception	Vice President, Atlanta Hall Management, Inc. (2010-present); Manager, Atlanta Spirit, LLC (2008-2010).	One	None
Michael Parks 100 South Ashley Drive, Suite 895 Tampa, FL 33602 Age: 34	Trustee	Since Inception	Logistics Supervisor, CH Robinson Worldwide (2007-present).	One	None

Interested Trustee*
Derek Pilecki 100 S. Ashley Drive, Suite 895 Tampa, FL 33602 Age: 42	Trustee	Since Inception	President and Chief Investment Officer for the Adviser (2008 – present); Co-Chair of the Investment Committee for the Growth Team and Portfolio Manager at Goldman Sachs Asset Management (2002 – 2008).	One	None
Officers
Andres Sandate 4855 Payson Terrace, SE Smyrna, GA 30080 Age: 34	President, Secretary and Treasurer	Since Inception
President, CEO and Founder of Endurance Strategies Institutional Consulting Group, LLC (2012 – present); President, CEO and Founder of Endurance Fund Services, LLC (2012 – present); President, CEO and Founder of Endurance Strategies, LLC (2010 – present); Vice President of Loan Syndications, Regions Bank (2007 – 2009); Syndicated and Leveraged Finance, SunTrust Robinson Humphrey (2006 – 2007).
				N/A	N/A
Kyle R. Bubeck P.O. Box 11550 Overland Park, KS 66207 Age: 57	Chief Compliance Officer	Since Inception	President and Founder of Beacon Compliance Services, Inc. (2010 – present); CFO and CCO of Trendstar Advisors, LLC (2003 – 2009).	N/A	N/A

*	The Interested Trustee is an Interested Trustee because he is an employee of the Adviser.

Board Structure

The Trust’s Board includes four independent Trustees and one interested Trustee, Derek Pilecki, who is Chairman of the Board of Trustees.  The Board has not appointed an independent Trustee to serve as lead independent Trustee because, among other things, the Board’s current size and the fact that there is only one fund in the Trust permit Trust management to communicate with each independent Trustee as and when needed, and permit each independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function.  The Board may consider appointing an independent Chairman or a lead independent Trustee in the future, particularly if the Board’s size or the Trust’s complexity materially increases.

With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and its Fund.  During these meetings, the Board receives reports from the Fund’s administrator, transfer agent and distributor, and Trust management, including the Trust’s President, Andres Sandate, and the Trust’s Chief Compliance Officer, Kyle Bubeck, on regular quarterly items and, where appropriate and as needed, on specific issues.  As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust’s officers to address matters arising between regular meetings.  The Board has established a committee structure that includes an Audit Committee, Nominating Committee and a Proxy Voting Committee (discussed in more detail below).  Each Committee is comprised entirely of independent Trustees.

Qualification of Trustees

The Board has considered each Trustee’s experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board.  In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

Rhett E. Ingerick
Mr. Ingerick has spent the last thirteen years as a software developer at Kforce Inc.  His specialty is coordinating complex technological projects across teams of business users.  Mr. Ingerick has a BA from Davidson College.  Mr. Ingerick provides knowledge of technology and operations management to the Board.

Bevin E. Newton
Mrs. Newton currently serves as the Executive Director of The Roswell United Methodist Church Foundation.  Mrs. Newton also currently serves as the President of the Timber Ridge Elementary School Foundation and as a choreographer and ballet teacher at the Cartersville School of Ballet/Cartersville City Ballet.  Prior to her current roles, Mrs. Newton held management positions at The Coca-Cola Company and American Management Systems.  Mrs. Newton has an MBA from the University of North Carolina at Chapel Hill and a BA from Duke University.  Mrs. Newton brings her experience in executive level leadership to the Board.

Brad W. Olecki
Mr. Olecki is Vice President at College Football Hall of Fame – Atlanta Hall Management, Inc.  Mr. Olecki has nearly 13 years of experience in the sports industry where his specialties include strategic sales planning and team leading, relationship building, national corporate sponsorship and partnership development and program implementation and execution among other key strategic revenue generation disciplines.  Previously, Mr. Olecki was a Manager with Atlanta Spirit, LLC, which owns and operates the Atlanta Hawks NBA basketball team and their home arena Philips Arena.  Mr. Olecki brings knowledge of marketing, business development and negotiations to the Board.

Michael Parks
Mr. Parks has over 5 years’ experience as a logistics supervisor at CH Robinson Worldwide.  Mr. Parks has held multiple positions with CH Robinson including roles involving starting new divisions, business development and relationship management activities including prospecting, forecasting, contract negotiations and executive level selling as well as operations roles involving service improvements and operational enhancements to achieve efficiencies and resolve operational issues.  Mr. Parks brings knowledge of business development, negotiations and operations to the Board.

Derek Pilecki
Mr. Pilecki is Managing Member and Portfolio Manager of the Adviser.  Prior to working with the Adviser, Mr. Pilecki was a Vice President, Portfolio Manager at Goldman Sachs Asset Management.  Mr. Pilecki has 21 years of experience in the investment management industry.  Mr. Pilecki has an MBA from the University of Chicago and a BA from Duke University.  Mr. Pilecki brings his knowledge of the investment management industry to the Board.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust.  References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees.  The Trustees have established the following standing committees:

Audit Committee:  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent auditors on behalf of all the Trustees.  The Audit Committee also serves as the Trust’s qualified legal compliance committee.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

Nominating Committee:  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at a meeting of the shareholders of the Trust.  The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.  The Nominating Committee meets only as necessary.

Proxy Voting Committee:  All of the Independent Trustees are members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which the Fund is entitled to vote presents a recognized conflict between the interests of the Fund’s shareholders, on the one hand, and those of a Fund’s Adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand.  The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable.  The Proxy Voting Committee meets only as necessary.

Beneficial Equity Ownership Information.  As of 30 days prior to the date of this SAI, the Fund had no shares outstanding.  Therefore, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Fund.

Compensation.  Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” receives a fee of $1,000 per Fund each year plus $500 per Trust meeting attended in person and $250 per Trust meeting attended by telephone.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

MANAGEMENT AND ADMINISTRATION

Investment Adviser.  Gator Capital Management, LLC, a Delaware limited liability company, is the investment adviser to the Fund.  The Adviser has been engaged in the investment advisory business since 2008. As of February 28, 2013, the Adviser had approximately $27.6 million under management.  The sole owner of the Adviser is the Derek S. Pilecki Revocable Trust u/a/d September 15, 2008 to which Derek Pilecki serves as the sole trustee.

The Adviser supervises the Fund’s investments pursuant to an investment advisory agreement with the Trust.  The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

The Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Adviser will receive a monthly management fee equal to an annual rate of 1.00% of the Fund’s net assets.  In addition, the Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees (if any), Acquired Fund Fees and Expenses and extraordinary expenses) to not more than 1.49% of the average daily net assets of the Fund through July 31, 2014.  As a result, the Fund’s “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions, 12b-1 fees (if any), Acquired Fund Fees and Expenses, and extraordinary expenses) will be limited to 1.49%, as indicated in the Prospectus.  It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Adviser and the Board.  Any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the expense limitation.

In addition to the management fee described above, the Adviser may also receive certain benefits from its management of the Fund in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the 1934 Act and the terms of the Advisory Agreement.  For a description of these potential benefits, see the description under “Portfolio Transactions and Brokerage Allocation – Brokerage Selection.”

Portfolio Manager.  Mr. Pilecki is the portfolio manager of the Fund.  As stated above, Mr. Pilecki is the President and Chief Investment Officer of the Adviser.

Ownership of Fund Shares.  The table below shows the amount of Fund equity securities beneficially owned by the portfolio manager as of the date of this SAI, stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Because the Fund is newly organized, the Portfolio Manager has no beneficial ownership of Fund shares as of the date of this SAI.

Other Accounts.  In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of February 28, 2013:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Derek Pilecki	1*	$0*	1	$12,300,000	52	$27,600,000
Accounts where advisory fee is based upon account performance	0	N/A	1	$12,300,000	4	$17,200,000

*	Includes the Gator Focus Fund. Because the Fund is newly formed, theFund has no assets as of the date of this SAI.

Conflicts of Interests.  Mr. Pilecki’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts include private funds and other managed accounts (collectively, the “Other Accounts”).  Certain of the Other Accounts have an investment objective or strategies that may be similar to the  investment objective or strategies of the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund.  While the portfolio manager’s management of other accounts may give rise to the following potential conflicts of interest, the Adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Adviser believes that they have designed policies and procedures that are designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades:  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund.  The portfolio manager knows the size and timing of trades for the Fund and the Other Accounts, and may be able to predict the market impact of Fund trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Fund, or vice versa.

Investment Opportunities:  The Adviser provides investment supervisory services for a number of accounts that have varying investment guidelines.  The portfolio manager works across different investment products.  Differences in the compensation structures of the Adviser’s accounts may give rise to a conflict of interest by creating an incentive for the Adviser to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.

Compensation.  Mr. Pilecki is not compensated directly by the Fund, but rather by the Adviser, of which he is the sole owner and is thus entitled to profits related to his ownership.  Since profits are expected to increase as assets increase, Mr. Pilecki is expected to receive increased profits as an owner of the Adviser as assets of the Fund increase.

Administrator:  Pursuant to an Administration Services Agreement, Endurance Fund Services, LLC (the “Administrator”), with principal offices at 100 S. Ashley Drive, Suite 895, Tampa, FL  33602, serves as the Fund’s administrator.

Pursuant to the Administration Services Agreement, the Administrator acts as the Fund’s administrator and performs the following services:  (1) coordinating with and monitoring any other third parties furnishing services to the Fund; (2) supervising the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (3) supervising the preparation by third parties of all federal, state, and local tax returns and reports of the Fund required by applicable law; (4) supervising the preparation of and the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (5) supervising in the preparation of and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; and (6) taking such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the Administration Services Agreement.  For its services, the Administrator receives a .5 basis point monthly fee (6 basis points annually) of each Fund’s assets, with a monthly minimum per Fund fee of $2,000 ($24,000 annually).  The Administrator is also reimbursed by the Trust for certain out-of-pocket expenses.

Accounting Services Agent and Transfer Agent:  Pursuant to an Accounting Services Agreement and Transfer Agent Agreement, Mutual Shareholder Services, LLC (the “Transfer Agent”), with principal offices at Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, serves as the Fund’s accounting agent, pricing agent and transfer agent.

Pursuant to the Accounting Services Agreement, the Transfer Agent provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services.  Pursuant to the Transfer Agent Agreement, the Transfer Agent maintains the records of the shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.

Under the Accounting Services Agreement and the Transfer Agent Agreement, the Transfer Agent receives from the Trust receives an annual minimum fee per Fund that increases based on the average value of the Fund and a fee based upon each shareholder account.  The Transfer Agent is also reimbursed by the Trust for certain out-of-pocket expenses.

Sub-Administrator:  Pursuant to an Additional Services Agreement, Empirical Administration, LLC (the “Sub-Administrator”), with principal offices at 425 W. Lakeside Avenue, Suite 510, Cleveland, OH  44113, serves as the Fund’s sub-administrator.

Pursuant to the Additional Services Agreement, the Sub-Administrator acts as the Fund’s sub-administrator and performs the following services:  (1) preparing quarterly asset and income diversification testing; (2) attending all regular and special board meetings of the fund; and (3) preparing and distributing the Fund’s board books.

Under the Additional Services Agreement, the Sub-Administrator receives from the Trust a monthly fee of $500 for the initial Fund plus $100 a month for each additional fund.  The Sub-Administrator is also reimbursed by the Trust for certain out-of-pocket expenses.

Distributor.  Arbor Court Capital, LLC (the “Distributor”), with principal offices at 200 Auburn Drive, Suite 120, Cleveland, OH  44122, acts as the distributor, or principal underwriter, of the Fund’s shares pursuant to a Distribution Agreement with the Trust.  Shares are sold on a continuous basis by Distributor as agent of the Fund, and Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares.

The Fund has adopted a Distribution Plan (a “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Shares (see “Shareholder Information – Distribution of the Fund’s Shares” in the Prospectus for the Investor Shares and “Purchases, Redemptions and Special Shareholder Services – Additional Information” below).  As required by Rule 12b-1, the Plans (together with the Distribution Agreement) were approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.  The Plan provides that the Trust’s Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plans and the purposes of such expenditures.  The continuation of the Plan must be considered by the Trustees annually.

The Plan provides potential benefits to the Fund including, without limitation, improved shareholder services and savings in certain operating expenses.  The Plan is also expected to benefit shareholders by providing funds for selling arrangements to assist the fund to reach and maintain sufficient size to efficiently implement its principal investment strategy and to achieve economies of scale in the Fund’s service provider relationships.

Under the Plan, the Fund may use 12b-1 fees to compensate broker-dealers for sales of the Fund’s Investor Shares, or for other expenses associated with distributing the share class.  The Fund may expend up to 0.25% of the Investor Shares’ respective average daily net assets annually to pay for any activity primarily intended to result in the sale of these share classes and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

Custodian.  The Huntington National Bank (the “Custodian”), with principal offices at 7 Easton Oval EA4E70, Columbus, OH  43219, serves as custodian for the Fund’s assets.  The Custodian acts as the depository for the Fund, safe-keeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request and maintains records in connection with its duties as Custodian.  For its services as Custodian, the Custodian is entitled to receive from the Administrator an annual fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Registered Public Accounting Firm.  The Trustees have selected the firm of BBD, LLC, with principal offices at 1835 Market Street, 26th Floor, Philadelphia, PA  19103, to serve as independent registered public accountants for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund’s federal, state and excise tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

Independent registered public accountants will audit the financial statements of the Fund at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  After the end of the Fund’s first fiscal year, a copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

Legal Counsel.  Kilpatrick Townsend & Stockton LLP, 1100 Peachtree Street, Suite 2800, Atlanta, Georgia 30309, serves as legal counsel to the Trust and the Fund.

CODE OF ETHICS

The Trust and the Adviser each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code).  The code permits employees and officers of the Trust and the Adviser to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the code requires that portfolio manager report his personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

PROXY VOTING POLICIES

The Trust has adopted a proxy voting and disclosure policy that delegates to the Adviser the authority to vote proxies for the Fund, subject to oversight of the Trustees.  Copies of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

Each year the Fund is required to file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, within 60 days after the end of such period.  Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (1) without charge, upon request, by calling the Fund at 855-270-2678; and (2) on the SEC’s website at http://www.sec.gov.

PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES

Purchases.  Reference is made to “Purchasing Shares” in the Prospectus for more information concerning how to purchase shares.  Specifically, potential investors should refer to the Prospectus for information regarding purchasing shares by mail or bank wire, and for information regarding telephone orders.  The Prospectus also describes the Fund’s automatic investment plan and certain rights reserved by the Fund with respect to orders for Fund shares.  The following information supplements the information regarding share purchases in the Prospectus:

Pricing of Orders.  Shares of the Fund will be offered and sold on a continuous basis.  The purchase price of shares of the Fund are based on the net asset value next determined after the order is received, subject to the order being accepted by the Fund in good form.  Net asset value is normally determined at 4:00 p.m. Eastern time, as described under “Net Asset Value” below.

Regular Accounts.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish.  When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions.  Each time there is a transaction in a shareholder account, such as a subsequent investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.

Purchases In-Kind.  The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund.  The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Adviser may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in “Shareholder Information- Determining a Fund’s Net Asset Value” in the Prospectus.

Share Certificates.  The Fund does not issue stock certificates.  Evidence of ownership of shares is provided through entry in the Fund’s share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Redemptions.  Reference is made to “Redeeming Your Shares” in the Prospectus for more information concerning how to redeem shares.  Specifically, investors wishing to redeem shares in the Fund should refer to the Prospectus for information regarding redeeming shares by mail, telephone/fax or bank wire.  The Prospectus also describe a redemption fee that applies to certain redemptions of shares of the Fund.  The Prospectus also describe the Fund’s policy regarding accounts that fall below the Fund’s required minimums, redemptions in-kind, signature guarantees and other information about the Fund’s redemption policies.  The following information supplements the information regarding share redemptions in the Prospectus:

Suspension of Redemption Privileges and Postponement of Payment.  The Fund may suspend redemption privileges or postpone the date of payment (1) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (3) for such other periods as the SEC may permit.  The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Fund.  No charge is made by the Fund for redemptions other than the possible reimbursement of fees charged to the Fund by the Custodian for wiring redemption proceeds, and the assessment of a Redemption Fee on certain redemptions of the Fund’s shares occurring within sixty (60) days following the issuance of such shares.  For information on the Redemption Fee that applies to certain purchases of a Fund’s shares, see “Shareholder Information – Frequent Purchases and Redemptions” in the Prospectus.

Involuntary Redemptions.  In addition to the situations described in the Prospectus under “Redeeming Your Shares,” the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder applicable to the Fund’s shares.

Additional Information.  Following is additional information regarding certain services and features related to purchases, redemptions and distribution of the Fund’s shares.  Investors who have questions about any of this information should call the Fund at 855-270-2678.

Transfer of Registration.  To transfer shares to another owner, send a written request to the Fund at Gator Focus Fund, Institutional Shares or Investor Shares (please specify), c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147-4031.  Your request should include the following:  (1) the Fund’s name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading “Redeeming Your Shares - Signature Guarantees”); and (5) any additional documents that are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Fund.

Mailing Shareholder Communications.  Accounts having the same mailing address may consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

Plan under Rule 12b-1.  As discussed in the “Management and Administration – Distributor” section above, the Fund has adopted a Plan pursuant to Rule 12b-1 of the 1940 Act for the Fund for their Investor Shares.  Under the Plan, the Fund may pay for services related to the distribution of Investor Shares with up to 0.25% of these share classes’ assets on an annual basis.  The Trustees will take into account expenditures under the Plan for purposes of reviewing operations under the Plan and in connection with their annual consideration of renewal of the Plan.  The Distributor has indicated that it expects its expenditures to include, without limitation:  (a) the printing and mailing of the Fund’s prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders with respect to shares of the Fund; (b) the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to shares of the Fund; (c) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Fund, including the performance of the Fund; (d) training sales personnel regarding the shares of the Fund; and (e) financing any activity that the Distributor determines is primarily intended to result in the sale of Fund shares.  Under the Plan, the Distributor is compensated regardless of its out-of-pocket expenditures.  The Fund does not participate in any joint distribution activities with other investment companies nor is the Fund aware of any interested person of the Fund or any director who is not an interested person of the Fund having any direct or indirect financial interest in the Plan or related agreements.

Additional Information About Redemptions.  Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $1,000.00.  Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase.  However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares.  No Redemption Fee will be imposed with respect to such involuntary redemptions.

The Fund does not intend, under normal circumstances, to redeem securities by payment in-kind.  It is possible, however, that conditions may arise in the future that would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share.  Shareholders receiving them would bear market risk until the securities are sold and would incur brokerage costs when these securities are sold.

NET ASSET VALUE

The net asset value and net asset value per share of each class of shares of a Fund (each, a “Class”)  normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the NYSE is closed.  The NYSE recognizes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of shares of each Class of the Fund will not be calculated.

The net asset value per share of each Class of a Fund is calculated separately by adding the value of securities and other assets attributable to that Class of the Fund, subtracting the liabilities charged to the Fund attributable to that Class, and dividing the result by the number of outstanding shares of that Class.  “Assets belonging to” a Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income; realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments; any funds or payments derived from any reinvestment of such proceeds; and a portion of any general assets of the Trust not belonging to a particular investment fund.  Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular Class of the Fund will be allocated to each Class of the Fund on the basis of the net asset value of that Class in relation to the net asset value of the Fund.  Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust’s series at the time of allocation or in accordance with other allocation methods approved by the Trustees.  Certain expenses attributable to a particular Class of shares (such as the distribution and service fees attributable to Investor Shares) will be charged against that Class of shares.  Certain other expenses attributable to a particular Class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that Class of shares if such expenses are actually incurred in a different amount by that Class, or if the Class receives services of a different kind or to a different degree than other Classes, and the Trustees approve such allocation.  Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the Classes of the Fund are conclusive.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  Values are determined according to accepted accounting practices and all laws and regulations that apply.  Using methods approved by the Trustees, the assets of the Fund are valued as follows:

•
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

•	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

•	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

•	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

•
Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.  Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

•	Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities.

The Trust will employ fair value processes and procedures when fair value pricing is required for a particular security.  A description of these processes and procedures is included in the Prospectus and is incorporated herein by reference.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and their shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders.  The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intend to qualify or remain qualified as a regulated investment company.  In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, other income derived with respect to the Fund’s business of investing in such stock, securities or currencies; net income derived from an investment in a qualified publicly traded partnership.  For these purposes, a qualified publicly traded partnership is generally a publicly traded partnership other than one where at least 90% of its gross income is gross income that would otherwise be qualifying income for a regulated investment company.  Any income derived by the Fund from a partnership (other than a qualified publicly traded partnership) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities (other than the securities of other regulated investment companies) of two or more issuers which the taxpayer controls and which are determined to be engaged in the same, similar or related trades or businesses; or the securities of one or more qualified publicly traded partnerships.  The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002.  These qualifying corporate dividends are taxable at long-term capital gains tax rates.  The 2012 Taxpayer Relief Act signed into law by President Obama on January 2, 2013 set the long-term capital gains rate for individual taxpayers at a rate of 15% for individuals who are subject to the 25% (or greater) tax bracket on their ordinary income and whose taxable income is less than $400,000 ($450,000 for married filing jointly) and at 20% for those individuals whose taxable income is more than $400,000.  Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held the Fund’s shares or whether they received in cash or reinvested in additional shares.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution.  However, if the Fund declares a dividend in October, November or December, but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Each series of the Trust, including the Fund, will designate (1) any dividend of qualified dividend income as qualified dividend income; (2) any tax-exempt dividend as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; and (4) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series’ taxable year.  Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares and any loss on the sale or exchange of those shares will be disallowed to the extent of the exempt-interest dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions of ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders, to the extent of the Fund’s current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

In general, a shareholder who sells or redeems shares will realize capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund’s shares.  An exchange of shares is treated as a sale and any gain may be subject to tax.

The Fund will be required, in certain cases, to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2013) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Depending upon the extent of the Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Fund and their shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes.  Non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, and sold on or after that date.  In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period.  In the absence of an election by a shareholder to elect from available IRS accepted cost basis methods, the Fund will use a default cost basis method.  The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares.  Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.  The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all fund shares acquired through December 31, 2011, and sold on and after that date.

On March 30, 2010, President Obama signed into law the Health Care and Education Reconciliation Act of 2010.  This act will require certain individuals, estates and trusts to pay a 3.8% Medicare surtax on “net investment income” including, among other things, dividends and proceeds of sale in respect of securities like Fund shares, subject to certain exceptions.  This surtax will apply for taxable years beginning after December 31, 2012.  Prospective investors should consult with their own tax advisors regarding the effect, if any, of the Health Care and Education Reconciliation Act of 2010 on their ownership and disposition of the shares.

The Fund will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or a Fund’s shares and no matter how long the shareholder has held a Fund’s shares, even if they reduce the net asset value of shares below the shareholder’s cost and thus, in effect, result in a return of a part of the shareholder’s investment.

ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders.  The “average annual total return” of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund’s contracts.  Performance figures will be given for the recent one, five or ten year periods or for the life of the Fund if it has not been in existence for any such periods.  When considering “average annual total return” figures for periods longer than one year, it is important to note that the Fund’s annual total return for any given year might have been greater or less than its average for the entire period.  “Cumulative total return” represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in the Fund’s share prices and assuming reinvestment of the Fund’s distributions).

The following is a brief description of how performance is calculated.  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable).  These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ERV

Where	P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = Ending Redeemable Value of a hypothetical initial payment of $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVD

Where	P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions)
n = number of years
ATVD =	Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of a Fund’s shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVDR

Where	P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions and redemptions)
n = number of years
ATVDR =	Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on the Fund’s distributions and redemption

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period.  The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.  These performance quotations should not be considered as representative of the Fund’s future performance.

The Fund’s performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance.  The Fund may also measure performance against the applicable indices.  Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals.  A Fund may also occasionally cite statistics to reflect its volatility and risk.  A Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies.  The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment.  Of course, there can be no assurance the Fund will experience the same results.  Performance comparisons may be useful to investors who wish to compare the Fund’s past performance to that of other mutual funds and investment products.  Past performance is not a guarantee of future results.

The Fund’s performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily.  Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications.  These may include the following:

•
Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return.  Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

•
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values.  Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns.  The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Prospectus to obtain a more complete view of the Fund’s performance before investing.  Of course, when comparing the Fund’s performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons.  When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price.  Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods.  The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation.  The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as Standard & Poor’s Rating Service and Moody’s Investors Service, Inc.).  The Fund may also depict the historical performance of the securities in which it may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators.  The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children’s education, or other future needs.

APPENDIX A –DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized statistical rating services are described below.

A rating by a rating service represents the service’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Fund believes that the quality of fixed-income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR’S® RATINGS SERVICES.  The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

AA – Debt rated AA differs from AAA issues only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – Debt rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics.  Of these ratings, BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated A-1+.  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.  Commercial paper rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTOR SERVICE, INC.  Moody’s Investors Service, Inc. (“Moody’s”) long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.  The highest four ratings are deemed to be Investment-Grade Securities by the Adviser:

Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Bond obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Adviser.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

US Municipal Short-Term Debt and Demand Obligation Ratings
Short-Term Obligation Ratings – There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings – In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS.  The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings

AAA – Highest credit quality.  The rating AAA denotes the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality.  The rating AA denotes a very low expectation of credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality.  The rating A denotes a low expectation of credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality.  The rating BBB indicates that there is currently a low expectation of credit risk.  The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible default risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC and C are regarded as a high credit risk.  A rating CCC indicates a substantial credit risk, while a rating CC indicates a high level of risk, and a rating C signals exceptionally high levels of credit risk.  Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.

Short-Term Ratings

F1 – Highest credit quality.  The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality.  The rating F2 indicates a good intrinsic capacity for timely payment of financial commitments.

F3 – Fair credit quality.  The rating F3 indicates the intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative.  The rating B indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Adviser to be below investment-grade securities.  Short-term securities rated C have a high default risk and securities rated D indicate a broad-based default event for an entity or the default of a short-term obligation.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings “AAA” category or to the categories below “CCC,” nor to short-term ratings other than “F1.”  The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

APPENDIX B – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)	the Trust’s Proxy Voting and Disclosure Policy and
(2)	the Adviser’s Proxy Voting and Disclosure Policy, including a detailed description of the Adviser’s specific proxy voting guidelines.

(1)	PROXY VOTING AND DISCLOSURE POLICY FOR THE ENDURANCE SERIES TRUST

I.	Introduction

Effective April 14, 2003, the SEC adopted rule and form amendments under the Securities Act of 1933, the Securities Act of 1934, and the Investment Company Act of 1940 (“Investment Company Act”) to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the “IC Amendments”).

The IC Amendments require that the Trust and the Fund disclose the policies and procedures used to determine how to vote proxies for portfolio securities.  The IC Amendments also required the Fund to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

This Proxy Voting and Disclosure Policy (“Policy”) is designed to ensure that the Fund complies with the requirements of the IC Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that the Fund’s proxy voting is managed in an effort to act in the best interests of its shareholders.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

A.	General

The Trust’s Board of Trustees (“Board”) believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and the Fund are committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

B.	Delegation to Fund’s Adviser

The Board believes that the Fund’s Adviser is in the best position to make individual voting decisions for the Fund consistent with this Policy.  Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:

(1)	to make the proxy voting decisions for the Fund; and
(2)
to assist the Fund in disclosing the Fund’s proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund were entitled to vote:  (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast their vote; and (d) whether the Fund cast their vote for or against management.

The Board, including a majority of the independent trustees of the Board, shall approve the Adviser’s Proxy Voting and Disclosure Policy (“Adviser’s Voting Policy”) as it relates to the Fund.  The Board shall also approve any material changes to the Adviser’s Voting Policy no later than four (4) months after adoption by Adviser.

C.	Conflicts

In cases where a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Adviser’s Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust’s Proxy Voting Committee (as defined below).

III.	Fund Disclosure

A.	Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

The Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders in its Statement of Additional Information (“SAI”) on Form N-1A.  The Fund will notify shareholders in the SAI and the Fund’s shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov.  The Fund will send this description of the Fund’s Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B.	Disclosure of the Fund’s Complete Proxy Voting Record

In accordance with Rule 30b1-4 of the Investment Company Act, the Fund shall disclose to its shareholders on Form N-PX the Fund’s complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

The Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund were entitled to vote:

(i)	The name of the issuer of the portfolio security;
(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)	The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);
(iv)	The shareholder meeting date;
(v)	A brief identification of the matter voted on;
(vi)	Whether the matter was proposed by the issuer or by a security holder;
(vii)	Whether the Fund cast its vote on the matter;
(viii)	How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)	Whether the Fund cast its vote for or against management.

The Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund’s website, if applicable.  If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

The Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund’s website at a specified Internet address; and (2) on the SEC’s website.  If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.	Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy Statements received regarding the Fund’s securities;
(iii)	Records of votes cast on behalf of the Fund; and
(iv)	A record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Adviser’s records.

The Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.	Proxy Voting Committee

A.	General

The Proxy Voting Committee of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how the Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand.

B.	Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records.  The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.	Other

This Policy may be amended, from time to time; provided, however, that material changes are approved by the Board as provided under Section II(B) above.

(2)	PROXY VOTING AND DISCLOSURE POLICY FOR GATOR CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICIES

I.	Introduction

Rule 206(4)-6 (the “Proxy Voting Rule”) under the Advisers Act requires that the Adviser adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how the Adviser has actually voted their proxies.

This Proxy Voting and Disclosure Policy (the “Policy”) is designed to ensure that the Adviser complies with the requirements of the Advisers Act , and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

The following details the Adviser’s philosophy and practice regarding the voting of proxies:

A.	General

The Adviser will vote proxies in a manner intended to maximize the value of investments to clients (i.e., the value of the security will increase or the potential negative effects will be diminished), subject to reasonable standards.  Accordingly, there may be occasions where the Adviser determines the best course of action to take on a particular vote is to abstain or to refrain from voting, such as when the Adviser determines that the cost of voting the proxy exceeds the benefits to the client.

The Adviser believes that the recommendation of management on any issue should be given substantial weight.  Therefore, the vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined supporting management’s position would adversely affect the investment merits of owning the stock.  However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the client.  In the case of any client account subject to ERISA, the Adviser shall vote proxies in the client’s economic interest.

B.	Procedures

To implement the Adviser’s proxy voting policies, the Adviser has developed the following procedures for voting proxies:

1.	Upon receipt of a corporate proxy by the Adviser, the special or annual report and the proxy are submitted to the Adviser’s proxy voting manager (the “Proxy Manager”).

2.
The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries.  The reviewer shall take into consideration what vote is in the best interests of the relevant clients and the provisions of Adviser’s Voting Guidelines in Section III below.  The Proxy Manager will then vote the proxies.

3.
To the extent required under the Proxy Voting Rule, the Proxy Manager will be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section VI below) or, for a mutual fund advised by the Adviser (each, a “Fund”), under Rule 30b1-4 of the Investment Company Act of 1940.  With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager may provide a written explanation for the proxy vote, which will be maintained with the record of the actual vote in the Adviser’s files

C.	Absence of Proxy Manager

In the event that the Proxy Manager is unavailable to vote a proxy, then the Proxy Manager’s designee shall perform the Proxy Manager’s duties with respect to such proxy in accordance with the policies and procedures detailed above.

III.	Voting Guidelines

The Adviser has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies as set forth below.  These guidelines are divided into routine matters and non-recurring or extraordinary matters.

A.
Routine Matters.  Voting decisions for routine matters are made by the Proxy Manager.  It is the Adviser’s general policy, absent a particular reason to the contrary, to vote with management’s recommendations on routine matters.

B.
Non-Recurring and Extraordinary Matters.  Voting decisions for non-recurring and extraordinary matters are made by the Proxy Manager on a case-by-case basis, generally following the suggestions for such matters detailed below.  If there is a non-recurring or extraordinary matter for which there is no suggestion detailed below, it is the general policy of the Adviser to vote proxies, after considering such factors as the Adviser considers relevant, in a manner that it believes will be consistent with efforts to maximize value.

1. Accept:
•	Proposals supporting best practices for corporate governance
•	Restoration or protection of shareholders’ authority

2. Reject:
•	Protection of management from results of mergers and acquisitions
•	Proposals have the effect of diluting the value of the existing shares
•	Reduction of shareholders’ power over company actions

3. Vote With Management:
•	Proposals that address social or moral issues

IV.	Conflicts

The Adviser will attempt to resolve any conflict of interest between the Adviser, its clients, and the business interests of the mutual funds for which the Adviser provides investment advisory services or their affiliates in the way that will most benefit the client.  Generally, in cases where the Adviser is aware of a conflict between the interests of a client and the interests of the Adviser or an affiliated person of the Adviser (e.g., a portfolio company is a client or an affiliate of a client of the Adviser), the Adviser will notify the client of such conflict and will vote the client’s shares in accordance with the client’s instructions.  In the event that the Adviser does not receive instructions from the client within three business days of the notice, the Adviser may abstain from voting or vote the proxy in what it believes (in its sole discretion) is the client’s best interests.

V.	Adviser Disclosure of How to Obtain Voting Information

The Proxy Voting Rule requires the Adviser to disclose in response to any client request how the client can obtain information from the Adviser on how its securities were voted.  The Adviser will disclose in Part 2 of its Form ADV that clients can obtain information on how their proxies were voted by making a written request to the Adviser.  Upon receiving a written request from a client, the Adviser will provide the information requested by the client within a reasonable amount of time.

The Proxy Voting Rule also requires the Adviser to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures.  Upon receiving a written request from a client, the Adviser will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VI.	Record-keeping

The Adviser shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy Statements received regarding client securities;
(iii)	Records of votes cast on behalf of clients;
(iv)	Any documents prepared by the Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision;
(v)	Records of client requests for proxy voting information, and
(vi)
With respect to a Fund, a record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The Adviser shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of a Fund by the Adviser as part of its records and, upon reasonable written notice, shall deliver such records to the Fund.

The Adviser may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Adviser maintained with a third party such as a proxy voting service, provided that the Adviser has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

VII.	Amendments

This policy may be amended at any time by the Adviser, provided that material changes to this policy that affect proxy voting for a Fund shall be ratified by its respective trust within four (4) months of adoption by the Adviser.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits

(a)	Agreement and Declaration of Trust (“Trust Instrument”).*

(b)	By-Laws.*

(c)	Articles III, V, and VI of the Trust Instrument, Exhibit 28(a) hereto, define the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)	Investment Advisory Agreement between the Registrant and Gator Capital Management, LLC (“Adviser”) for the Gator Focus Fund.

(e)	Distribution Agreement between the Registrant and Arbor Court Capital, LLC (“Distributor”) for the Endurance Series Trust.

(f)	Not Applicable.

(g)	Custodian Agreement between Endurance Series Trust and The Huntington National Bank.

(h)(1)	Investment Company Services Agreement between the Registrant and Endurance Fund Services, LLC as Administrator.

(h)(2)	Expense Limitation Agreement between the Registrant and the Adviser.

(i)	Opinion and Consent of Kilpatrick Townsend & Stockton LLP regarding the legality of securities registered with respect to the Endurance Series Trust.

(j)	Consent of Independent Auditor.

(k)	Balance Sheet of the Gator Focus Fund dated March 19, 2013.

(l)	Initial Subscription Agreement.

(m)	Distribution Plan under Rule 12b-1 for the Registrant for the Gator Focus Fund.

(n)	Rule 18f-3 Plan.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant.

(p)(2)	Code of Ethics for the Adviser.

(q)	Copy of Powers of Attorney.

*	Incorporated herein by reference to Registrant’s Registration Statement on Form N1-A filed January 16, 2013 (File No. 333-186059).

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ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant's Trust Instrument contains the following provisions:

“Section 2.        Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Section 3.          Indemnification.

(a)	Subject to the exceptions and limitations contained in Subsection (b) below:

(i)           every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii)           as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)
who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)
in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

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(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d)
To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)
Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.”

In addition, the Registrant has entered into an Investment Advisory Agreement with its Adviser and a Distribution Agreement with its Distributor.  These agreements provide indemnification for those entities and their affiliates.  The Adviser’s and Distributor’s personnel may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31.	Business and other Connections of the Investment Adviser

The description of the Adviser is found under the caption “Management of the Fund – The Investment Adviser” in the Prospectus and under the caption “Management and Administration - Investment Adviser” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein.  The Adviser provides investment advisory services to other persons or entities other than the registrant.

ITEM 32.	Principal Underwriter

(a)        Arbor Court Capital, LLC acts as the distributor for the Registrant and the following investment companies:  The Elessar Funds Investment Trust, CCA Investments Trust, Archer Investment Series Trust, Tea Leaf Management Investment Trust, and Provident Trust Group, LLC.

5

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Arbor Court Capital, LLC, are as follows:

Name*	Position with Underwriter	Positions with the Fund
Christopher R. Barone	President	None.
Gregory B. Getts	CFO, Financial Principal	None.
Richard A. Barone	Member	None.
David W. Kuhr	SROP/CROP	None.

* The principal business address for each of the above directors and executive officers is 2000 Auburn Drive, Suite 120, Beachwood, Ohio  44122.

(c)	Not applicable.

ITEM 33.	Location of Accounts and Records

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 100 S. Ashley Drive, Suite 895, Tampa, FL  33602, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant’s Custodian, The Huntington National Bank, at 7 Easton Oval EA4E70, Columbus, OH  43219; and Registrant’s Transfer Agent, Mutual Shareholder Services, LLC, with principal offices at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.  Certain accounting records of the Registrant are maintained by Mutual Shareholder Services, LLC in its capacity as Accounting Services Agent.  Blue Sky records are maintained by Endurance Fund Services, LLC in its capacity as Administrator.

ITEM 34.	Management Services

None.

ITEM 35.	Undertakings

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Tampa, Florida on this the 1st day of April, 2013.

Endurance Series Trust

By:	/s/ Andres Sandate
Andres Sandate, President, Secretary, and Treasurer

Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

*
	Rhett E. Ingerick, Trustee	Date

*
	Bevin E. Newton, Trustee	Date

*
	Brad W. Olecki, Trustee	Date

*
	Michael Parks, Trustee	Date

	/s/ Derek Pilecki	April 1, 2013
	Derek Pilecki, Trustee and Chairman	Date

	/s/ Andres Sandate	April 1, 2013
	Andres Sandate, President, Secretary, and Treasurer	Date

*By	/s/ Andres Sandate	April 1, 2013
	Andres Sandate, President, Secretary, and Treasurer	Date
Attorney-in-Fact

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